COMMON STOCK (Details Narrative) - USD ($)																		1 Months Ended				12 Months Ended
	Oct. 15, 2021	Oct. 02, 2021	Sep. 30, 2021	Sep. 22, 2021	Aug. 31, 2021	Aug. 25, 2021	Jul. 19, 2021	Jul. 14, 2021	Jul. 12, 2021	Jun. 04, 2021	Apr. 30, 2021	Apr. 16, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 02, 2021	Jan. 25, 2021	Jan. 14, 2021	Nov. 17, 2021	Oct. 25, 2021	Oct. 22, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Common stock, shares authorized																						20,000,000,000	20,000,000,000
Common stock par value (in Dollars per share)																						$ 0.0001	$ 0.0001
Common stock, shares issued																						5,197,821,885	4,088,762,151
Common stock, shares outstanding																						5,197,821,885	4,088,762,151
Common Stock, Other Shares, Outstanding																							4,088,762,156
Debt converted, shares issued							2,898,382	45,037,115	1,784,146	12,500,000	60,000,000	8,065,040	220,000,000	100,000,000	30,999,995	150,000,000	100,000,000	177,375,000				177,375,000
Debt converted, amount converted							$ 10,497	$ 93,864	$ 42,350	$ 76,656	$ 825,000	$ 47,850	$ 75,436	$ 56,000	$ 8,116	$ 42,000	$ 28,000	$ 825,000
Number of shares issued	14,282,304	37,187,289		25,630,272	27,297,995	31,799,260																43,777,478
Proceeds from Issuance of Common Stock				$ 2,000,000	$ 3,000,000	$ 3,000,000																$ 14,593,327	$ 0
Number of shares Acquire																			634,778	1,596,594	3,194,081
Stock Issued During Period, Value, Acquisitions																			$ 250,000	$ 250,000	$ 250,000	4,026,666
Stock Issued During Period, Value, New Issues	$ 1,055,000	$ 3,000,000																				2,538,327
Convertible debt securities																						$ 1,589,257,888
Membership Interest Purchase Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares Acquire			15,000,000